Revenue - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue from Contracts with Customers [Abstract]
Revenue from contracts with customers	$ 48,493,897	$ 35,838,780	$ 20,009,994